Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Individual Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,044,521	S/ 906,634	S/ 613,306
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	451,002	449,923	379,188
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	262,668	255,084	117,159
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	134,614	59,812	43,484
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	98,258	74,764	31,686
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	97,979	67,051	41,789
Individual Customers [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	48,982	35,930	76,826
Individual Customers [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 19,266	S/ 13,575	S/ 15,875
Individual Customers [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.37%	2.95%	3.12%
Individual Customers [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 14,237	S/ 10,665	S/ 43,749
Individual Customers [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 195	S/ 315	S/ 1,363
Individual Customers [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	7.22%	5.10%	14.53%
Individual Customers [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 8,063	S/ 3,844	S/ 11,002
Individual Customers [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 582	S/ 196	S/ 1,599
Individual Customers [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	42.50%	11.76%	13.53%
Individual Customers [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 2,135	S/ 1,616	S/ 2,468
Individual Customers [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 907	S/ 190	S/ 334
Individual Customers [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	36.56%	23.42%	29.18%
Individual Customers [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 4,029	S/ 3,237	S/ 4,719
Individual Customers [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,473	S/ 758	S/ 1,377
Individual Customers [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	78.51%	73.13%	75.24%
Individual Customers [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 20,518	S/ 16,568	S/ 14,888
Individual Customers [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 16,109	S/ 12,116	S/ 11,202